UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07921
The Bjurman, Barry Funds

(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103

(Address of principal executive offices)	(Zip code)
BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-227-7264
Date of fiscal year end: 03/31/06
Date of reporting period: 12/31/05
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
EX-99.CERT

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Bjurman, Barry Micro-Cap Growth Fund Schedule of Portfolio Investments (Unaudited)	December 31, 2005

	Security
Shares	Description	Value
Common Stocks (99.4%):
Basic Materials (6.8%):
257,000	Ceradyne, Inc. (b)	$11,256,600
36,400	CFC International, Inc. (b)	511,092
15,900	Lakeland Industries, Inc. (b)	298,761
513,000	Landec Corp. (b)	3,991,140
267,500	Metal Management, Inc.	6,222,050
290,000	MGP Ingredients, Inc.	3,422,000
100,000	Multi-Color Corp.	2,775,000
120,900	NS Group, Inc. (b)	5,054,829
154,200	The Andersons, Inc.	6,642,936

		40,174,408

Commercial/Industrial Services (5.8%):
50,000	A.M. Castle & Co. (b)	1,092,000
210,000	aQuantive, Inc. (b) *	5,300,400
72,100	Barrett Business Services, Inc. (b)	1,801,779
175,650	Cantel Medical Corp. (b)	3,151,161
314,000	Gevity HR, Inc.	8,076,080
170,000	Perficient, Inc. (b) *	1,514,700
425,000	TheStreet.com, Inc. (b)	3,064,250
290,200	World Fuel Services Corp.	9,785,544

		33,785,914

Consumer Durables (3.0%):
170,000	Aldila, Inc.	4,323,100
178,300	American Oriental Bioengineering, Inc. (b) *	786,303
108,000	Cavco Industries, Inc. (b)	4,134,240
148,200	Charles & Colvard Ltd. *	2,993,640
13,300	Forward Industries, Inc. (b) *	118,370
140,000	RC2 Corp. (b)	4,972,800

		17,328,453

Consumer Non-Durable (7.7%):
150,000	Central Euro Distribution Corp. (b) *	6,021,000
120,000	Cuisine Solutions, Inc. (b) *	1,080,000
218,800	Hansen Natural Corp. (b) *	17,243,628
187,600	Matrixx Initiatives, Inc. (b) *	3,930,220
170,700	Parlux Fragrances, Inc. (b) *	5,211,471
261,050	Reliv’ International, Inc. *	3,440,639
140,000	Rocky Mountain Chocolate Factory, Inc.	2,278,640
105,200	Steven Madden Ltd.	3,074,996
180,000	True Religion Apparel, Inc. (b) *	2,772,000

		45,052,594

Consumer Services (3.7%):
100,200	Gaming Partners International Corp.	1,121,228
300,800	McCormick & Schmick’s Seafood Restaurants, Inc. (b) *	6,801,088
230,000	Monarch Casino & Resort, Inc. (b)*	5,198,000

	Security
Shares	Description	Value
221,400	Nutri/System, Inc. (b) *	7,974,828
190,400	Youbet.com, Inc. (b)	900,592

		21,995,736

Electronic Technology (26.9%):
550,000	Actuate Corp. (b)	1,727,000
1,143,100	Art Technology Group, Inc. (b)	2,240,476
302,900	BTU International, Inc. (b)	3,819,539
283,900	CalAmp Corp. (b)	2,978,111
150,000	Click Commerce, Inc. (b) *	3,153,000
410,000	Comtech Telecommunications Corp. (b) *	12,521,400
350,000	CyberSource Corp. (b)	2,310,000
401,800	Digi International, Inc. (b)	4,214,882
392,800	Diodes, Inc. (b)	12,196,440
254,800	EFJ, Inc. (b)	2,586,220
236,800	Embarcadero Technologies, Inc. (b)	1,723,904
345,000	Epicor Software Corp. (b)	4,874,850
130,600	Essex Corp. (b)	2,226,730
110,200	Hurco Companies, Inc. (b)	3,396,364
126,700	I.D. Systems, Inc. (b)	3,021,795
321,500	II-VI, Inc. (b)	5,745,205
109,900	InfoSonics Corp. (b) *	1,784,776
229,800	Intevac, Inc. (b)	3,033,360
106,300	Jupitermedia Corp. (b) *	1,571,114
259,600	Key Tronic Corp. (b)	833,290
200,000	LaBarge, Inc. (b)	2,874,000
137,900	LoJack Corp. (b)	3,327,527
250,000	Metrologic Instruments, Inc. (b)	4,815,000
238,500	Micronetics Wireless, Inc. (b)	2,866,770
170,000	MicroStrategy, Inc. (b) *	14,065,801
195,400	Neoware Systems, Inc. (b) *	4,552,820
292,100	Online Resources & Commmunications Corp. (b)	3,227,705
224,900	Orbit International Corp. (b)	2,802,254
150,000	PAR Technology Corp. (b) *	4,164,000
250,400	Perceptron, Inc. (b)	1,772,832
181,600	Performance Technologies, Inc. (b)	1,487,304
223,200	Radiant Systems, Inc. (b)	2,714,112
257,000	Radyne Corp. (b)	3,744,490
144,400	Rimage Corp. (b)	4,184,712
350,900	Smith Micro Software, Inc. (b) *	2,052,765
97,000	SRS Labs, Inc. (b)	638,260
250,000	Stellent, Inc. (b)	2,482,500
163,400	Stratasys, Inc. (b) *	4,086,634
645,800	Stratex Networks, Inc. (b)	2,311,964
326,600	Synplicity, Inc. (b)	2,710,780
20,100	TESSCO Technologies, Inc. (b)	332,454
165,000	Verint Systems, Inc. (b)	5,687,550
300,000	Video Display Corp. *	3,657,000
33,400	VSE Corp.	1,406,006

		157,923,696

Energy (2.8%):
132,400	GMX Resources, Inc. (b) *	4,766,400
645,900	Pioneer Drilling Co. (b)	11,580,987

		16,347,387

Finance (4.7%):

	Security
Shares	Description	Value
110,000	American Physicians Capital, Inc. (b)	5,036,900
150,000	Argonaut Group, Inc. (b)	4,915,500
89,200	Bank of the Ozarks, Inc. *	3,291,480
105,500	Bodisen Biotech, Inc. (b)	1,477,000
80,200	First Community Bancorp	4,360,474
58,600	Five Star Quality Care, Inc. (b)	461,182
62,500	Glacier Bancorp, Inc.	1,878,125
57,800	Marlin Business Services, Inc. (b)	1,380,842
225,000	Meadowbrook Insurance Group, Inc. (b)	1,314,000
125,000	World Acceptance Corp. (b)	3,562,500

		27,678,003

Health Care (23.1%):
104,400	Air Methods Corp. (b)	1,806,120
165,000	Amedisys, Inc. (b) *	6,969,600
85,000	American Healthways, Inc. (b)	3,846,250
118,000	AngioDynamics, Inc. (b)	3,012,540
200,000	Bentley Pharmaceuticals, Inc. (b) *	3,282,000
228,498	Bio-Reference Laboratories, Inc. (b)	4,298,047
73,200	Bioanalytical Systems, Inc. (b)	410,652
140,000	Centene Corp. (b)	3,680,600
100,700	CNS, Inc.	2,206,337
143,700	Dialysis Corp. of America (b) *	1,441,311
367,500	eResearch Technology, Inc. (b) *	5,549,250
150,000	Exactech, Inc. (b)	1,716,000
540,000	Healthcare Services Group, Inc. *	11,183,400
170,200	Hi-Tech Pharmacal Co., Inc. (b) *	7,538,158
146,000	Horizon Health Corp. (b)	3,303,980
90,000	Immucor, Inc. (b)	2,102,400
120,000	IntegraMed America, Inc. (b)	1,588,800
420,000	IRIS International, Inc. (b)	9,181,200
277,500	LCA-Vision, Inc. *	13,184,025
44,700	Medical Action Industries, Inc. (b)	913,668
373,000	Merge Technologies, Inc. (b) *	9,339,920
48,400	Mesa Laboratories, Inc.	692,120
32,100	Misonix, Inc. (b)	139,314
106,500	Natus Medical, Inc. (b)	1,718,910
59,500	Neogen Corp. (b)	1,250,095
388,700	Palomar Medical Technologies, Inc. (b)	13,620,048
210,000	Quality Systems, Inc. *	16,119,600
100,000	Somanetics Corp. (b) *	3,200,000
125,000	U.S. Physical Therapy, Inc. (b)	2,308,750

		135,603,095

Producer Manufacturing (9.2%):
580,000	A.S.V., Inc. (b) *	14,488,400
426,900	Amerigon, Inc. (b)	2,493,096
380,000	Dynamic Materials Corp. *	11,407,600
125,000	Fuel — Tech N.V. (b)	1,131,250
105,000	Gehl Co. (b)	2,756,250
66,000	K-Tron International, Inc. (b)	2,448,600
146,700	Lamson & Sessions Co. (b)	3,670,434
6,900	Miller Industries, Inc. (b)	140,001
125,000	Nam Tai Electronics, Inc. *	2,812,500
147,900	The Middleby Corp. (b)	12,793,350

	Security
Shares	Description	Value
		54,141,481

Retail (4.1%):
212,500	Gaiam, Inc. (b)	2,870,875
250,000	PetMed Express, Inc. (b)	3,542,500
393,400	The Finish Line, Inc. — Class A	6,853,028
85,000	The Great Atlantic & Pacific Tea Co., Inc. (b) *	2,701,300
337,500	The Sportsman’s Guide, Inc. (b)	8,049,375

		24,017,078

Transportation (0.5%):
106,600	Frozen Food Express Industries, Inc. (b)	1,175,798
76,100	Maritrans, Inc.	1,980,122

		3,155,920

Utilities (1.1%):
266,700	Lightbridge, Inc. (b)	2,210,943
170,000	Tim Participacoes ADR *	4,297,600

		6,508,543

Total Common Stocks		583,712,308

Total Investments (Cost $339,485,417) (a) - 99.4%		583,712,308
Other assets in excess of liabilities - 0.6%		3,483,159

NET ASSETS - 100.0%		$587,195,467

Percentages indicated are based on net assets of $587,195,467.

* A portion or all of this security is out on loan as of December 31, 2005

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$253,343,028
Unrealized depreciation	(9,116,137)

Net unrealized appreciation	$244,226,891

(b) Represents non-income producing security.
ADR — American Depositary Receipt
See notes to schedule of portfolio investments.

Bjurman, Barry Mid Cap Growth Fund Schedule of Portfolio Investments (Unaudited)	December 31, 2005

	Security
Shares	Description	Value
Common Stocks (99.0%):
Basic Materials (4.4%):
2,700	Allegheny Technologies, Inc.	$97,416
3,900	Armor Holdings, Inc. (b)	166,335
3,250	Olin Corp.	63,960

		327,711

Commercial/Industrial Services (4.1%):
3,600	First Advantage Corp. — Class A (b)	96,156
2,500	FTI Consulting (b)	68,600
2,600	Resources Connection, Inc. (b)	67,756
1,800	WESCO International, Inc. (b)	76,914

		309,426

Consumer Durables (1.7%):
4,800	Scientific Games Corp. (b)	130,944

Consumer Non-Durable (5.1%):
4,300	Coach, Inc. (b)	143,362
4,300	Pilgrim’s Pride Corp. *	142,588
7,000	Quiksilver, Inc. (b)	96,880

		382,830

Consumer Services (1.7%):
1,900	Station Casinos, Inc.	128,820

Electronic Technology (27.6%):
9,200	Arris Group, Inc. (b)	87,124
3,100	AutoDesk, Inc.	133,145
1,600	Avid Technology, Inc. (b)	87,616
3,800	Cogent, Inc. (b)	86,184
6,000	Comverse Technology, Inc. (b)	159,540
3,250	DRS Technologies, Inc.	167,115
1,600	F5 Networks, Inc. (b)	91,504
3,400	Freescale Semiconductor, Inc. (b)	85,578
3,800	Harris Corp.	163,438
6,700	Integrated Device Technology, Inc.(b)	88,306
1,200	L-3 Communications Holdings, Inc.	89,220
4,000	Marvel Technology Group Ltd. (b)	224,360
8,600	Micron Technology, Inc. (b)	114,466
7,200	Openwave Systems, Inc. (b)	125,784
3,600	PerkinElmer, Inc.	84,816
8,800	Powerwave Technologies, Inc. (b)	110,616
1,750	Rockwell Automation, Inc.	103,530
1,300	SanDisk Corp. (b)	81,666

		2,084,008

Energy (10.6%):
4,600	AES Corp. (b)	72,818
4,300	Chesapeake Energy Corp.	136,439
1,900	Cimarex Energy Co. (b)	81,719
1,600	Diamond Offshore Drilling, Inc. *	111,296
800	Kerr-McGee Corp.	72,688

	Security
Shares	Description	Value
1,630	Noble Energy, Inc. *	65,689
2,800	Pride International, Inc. (b)	86,100
1,700	Todco	64,702
1,252	Valero Energy Corp.	64,603
1,200	Weatherford International, Inc. (b) *	43,440

		799,494

Finance (7.9%):
2,400	CNA Financial Corp. (b)	78,552
1,850	GFI Group, Inc. (b)	87,746
3,100	optionsXpress Holdings, Inc.	76,105
2,300	Selective Insurance Group, Inc.	122,130
3,100	Sovereign Bancorp, Inc.	67,022
1,800	StanCorp Financial Group, Inc.	89,910
1,300	The Commerce Group, Inc.	74,464

		595,929

Health Care (15.1%):
2,100	Coventry Health Care, Inc. (b)	119,616
2,100	Dade Behring Holdings, Inc.	85,869
5,900	Endo Pharmaceuticals Holdings, Inc. (b)	178,534
1,700	Gen-Probe, Inc. (b)	82,943
2,300	Kindred Healthcare, Inc. (b) *	59,248
2,000	Kyphon, Inc. (b)	81,660
2,300	Pharmaceutical Product Development, Inc.	142,485
1,900	Sepracor, Inc. (b)	98,040
2,400	St. Jude Medical, Inc. (b)	120,480
3,000	Syneron Medical Ltd. (b)	95,250
1,000	United Therapeutics Corp. (b)	69,120

		1,133,245

Producer Manufacturing (5.8%):
4,275	Joy Global, Inc.	171,000
2,050	Maverick Tube Corp. (b)	81,713
3,150	The Timken Co.	100,863
1,700	Walter Industries, Inc.	84,524

		438,100

Retail (2.0%):
3,700	American Eagle Outfitters, Inc.	85,026
2,500	Urban Outfitters, Inc. (b)	63,275

		148,301

Transportation (3.1%):
2,400	C.H. Robinson Worldwide, Inc.	88,872
1,550	UTI Worldwide, Inc.	143,902

		232,774

Utilities (9.9%):
4,600	CMS Energy Corp. (b)	66,746
2,400	Mobile Telesystems ADR	84,000
6,500	Nextel Partners, Inc. — Class A (b)	181,610
6,600	NII Holdings, Inc. (b)	288,288
2,900	West Corp. (b)	122,235

		742,879

Total Common Stocks		7,454,461

Total Investments (Cost $5,538,675) (a) - 99.0%		7,454,461
Other assets in excess of liabilities - 1.0%		73,763

NET ASSETS - 100.0%		$7,528,224

Percentages indicated are based on net assets of $7,528,224.

* — A portion or all of this security is out on loan as of December 31, 2005

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$2,062,107
Unrealized depreciation	(146,321)

Net unrealized appreciation	$1,915,786

(b) Represents non-income producing security.
ADR — American Depositary Receipt
See notes to schedule of portfolio investments.

Bjurman, Barry Small Cap Growth Fund
Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (100.1%):
Basic Materials (2.1%):
15,000	Ceradyne, Inc. (b) *	$657,000

Commercial/Industrial Services (6.4%):
6,500	Applied Industrial Technology, Inc.	218,985
30,000	aQuantive, Inc. (b) *	757,200
16,000	Gevity HR, Inc.	411,520
29,000	KForce, Inc. (b)	323,640
26,700	TeleTech Holdings, Inc. (b)	321,735

		2,033,080

Consumer Durables (0.7%):
6,100	LKQ Corp. (b)	211,182

Consumer Non-Durable (5.4%):
10,000	Hansen Natural Corp. (b) *	788,100
15,000	Parlux Fragrances, Inc. (b) *	457,950
29,300	True Religion Apparel, Inc. (b) *	451,220

		1,697,270
Consumer Services (3.5%):
20,000	Lifeline Systems, Inc. (b)	731,200
5,000	Steiner Leisure Ltd. (b)	177,800
18,000	The Knot, Inc. (b)	205,920

		1,114,920

Electronic Technology (24.6%):
25,000	Blackboard, Inc. (b)	724,500
6,500	Click Commerce, Inc. (b) *	136,630
20,000	Cohu, Inc.	457,400
10,000	Digitas, Inc. (b)	125,200
15,800	Diodes, Inc. (b)	490,590
10,000	Itron, Inc. (b)	400,400
31,400	iVillage, Inc. (b)	251,828
9,000	Komag, Inc. (b)	311,940
8,400	Ladish Co., Inc. (b)	187,740
13,000	Marchex, Inc. — Class B (b) *	292,370
70,000	Online Resources & Commmunications Corp. (b)	773,500
14,000	Portalplayer, Inc. (b)	396,480
17,300	Rackable Systems, Inc. (b)	492,704
19,800	RADVision Ltd. (b)	328,337
6,600	Rimage Corp. (b)	191,268
11,000	SPSS, Inc. (b)	340,230
19,700	Supertex, Inc. (b)	871,725
16,000	TALX Corp.	731,360
11,600	Tom Online, Inc. ADR (b)	229,912
3,200	Trident Microsystems, Inc. (b)	57,600

		7,791,714

Energy (8.2%):
8,000	Atlas America, Inc. (b)	481,760
10,000	Drill-Quip, Inc. (b)	472,000
23,000	Edge Petroleum Corp. (b)	572,930

	Security
Shares	Description	Value
5,000	Lufkin Industries, Inc.	249,350
10,000	Petroleum Development Corp. (b)	333,400
26,500	Pioneer Drilling Co. (b)	475,145

		2,584,585

Finance (2.7%):
6,000	American Physicians Capital, Inc. (b)	274,740
12,000	GFI Group, Inc. (b)	569,160

		843,900

Health Care (29.6%):
9,200	Amedisys, Inc. (b) *	388,608
15,000	American Healthways, Inc. (b)	678,750
10,000	American Science & Engineering, Inc. (b) *	623,700
12,900	BioMarin Pharmaceutical, Inc. (b)	139,062
7,500	Hi-Tech Pharmacal Co., Inc. (b)	332,175
35,000	IRIS International, Inc. (b)	765,100
24,400	LifeCell Corp. (b)	465,308
9,900	Natus Medical, Inc. (b)	159,786
50,000	Option Care, Inc. *	668,000
20,000	Palomar Medical Technologies, Inc. (b) *	700,800
10,000	Psychiatric Solutions, Inc. (b)	587,400
8,000	Quality Systems, Inc.	614,080
25,000	Radiation Therapy Services, Inc. (b)	882,750
20,000	Somanetics Corp. (b) *	640,000
15,000	Sunrise Assisted Living, Inc. (b) *	505,650
10,000	SurModics, Inc. (b) *	369,900
5,000	Syneron Medical Ltd. (b)	158,750
10,000	United Therapeutics Corp. (b)	691,200

		9,371,019

Producer Manufacturing (7.3%):
20,000	Columbus Mckinnon Corp. (b)	439,600
12,500	Encore Wire Corp. (b)	284,500
11,400	Freightcar America, Inc.	548,112
19,400	Gehl Co. (b)	509,250
7,300	Lamson & Sessions Co. (b)	182,646
4,000	The Middleby Corp. (b)	346,000

		2,310,108

Retail (5.4%):
19,500	Hibbet Sporting Goods, Inc. (b)	555,360
10,000	The Great Atlantic & Pacific Tea Co., Inc. (b) *	317,800
10,000	The Pantry, Inc. (b)	469,900
8,400	Zumiez, Inc. (b)	363,048

		1,706,108

Transportation (0.6%):
6,300	Celadon Group, Inc. (b)	181,440

Utilities (3.6%):
11,000	Intrado, Inc. (b)	253,220
35,000	Tim Participacoes ADR *	884,800

		1,138,020

Total Common Stocks		31,640,346

Total Investments (Cost $26,147,917) (a) — 100.1%		31,640,346
Liabilities in excess of other assets — (0.1)%		(16,311)

NET ASSETS — 100.0%		$31,624,035

Percentages indicated are based on net assets of $31,624,035.

* — A portion or all of this security is out on loan as of December 31, 2005

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$6,078,498
Unrealized depreciation	(586,069)

Net unrealized appreciation	$5,492,429

(b)	Represents non-income producing security.
ADR — American Depositary Receipt
See notes to schedule of portfolio investments.

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
December 31, 2005 (Unaudited)

Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale prices as of the close of the regular session on trading on the NYSE, normally at 4:00 p.m. Eastern time, on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price in not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE, normally at 4:00 p.m. Eastern time, on the day the securities are being valued. Securities that are traded both in the over-the-counter market and stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Security Transactions
Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Bjurman, Barry & Associates (the “Adviser”) to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Additional Information
For additional information and a free prospectus about The Bjurman, Barry Funds call: 1-800-227-7264 or visit The Bjurman, Barry Funds’ website at http://www.bjurmanbarry.com

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                    The Bjurman, Barry Funds

By(Signature and Title)*		/s/ G. Andrew Bjurman

G. Andrew Bjurman
Co-President
Date	February 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ G. Andrew Bjurman

G. Andrew Bjurman
Co-President
Date	February 15, 2006

By (Signature and Title)*		/s/ O. Thomas Barry III

O. Thomas Barry III
Co-President
Date	February 15, 2006

By (Signature and Title)*		/s/ M. David Cottrell

M. David Cottrell
Treasurer and CFO
Date	February 15, 2006